                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment: [ ]; Amendment Number:
                                                -----

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PAR Capital Management, Inc.
Address:   One International Place
           Suite 2401
           Boston, Massachusetts 02110

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina DiMento
Title:   Vice President
Phone:   617-526-8990

Signature, Place, and Date of Signing:


Gina DiMento                               Boston, MA                11/14/07
---------------------------------   --------------------------   ---------------
           [Signature]                    [City, State]              [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number              Name

28-___________________________    _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                          -----------
Form 13F Information Table Entry Total:           117
                                          -----------

Form 13F Information Table Value Total:   $1,540,696
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number        Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                    FORM 13F

                                                                  (SEC USE ONLY)

                                                    Name of Reporting manager:
As of September 30, 2007                            PAR CAPITAL MANAGEMENT, INC.

                                                                                       ITEM 6:
                                                                                     INVESTMENT
                                                                                     DISCRETION
                                                                                 --------------------
                                                                                        (B)
                                                                                      SHARED-                         ITEM 8
                                                                  ITEM 5:               AS                       VOTING AUTHORITY
                                                                 SHARES OF            DEFINED          ITEM 7:       (SHARES)
                       ITEM 2:   ITEM 3:        ITEM 4:    ---------------------        IN      (C)   MANAGERS --------------------
      ITEM 1:          TITLE OF   CUSIP      FAIR MARKET   PRINCIPAL    SHR/PRN/ (A)   INSTR. SHARED-   SEE              (B)   (C)
   NAME OF ISSUER       CLASS     NUMBER         VALUE       AMOUNT     PUT/CALL SOLE    V     OTHER  INSTR. V (A) SOLE SHARED NONE
--------------------- --------- --------- ---------------- ------------ -------- ---- ------- ------- -------- -------- ------ ----
ABB Ltd -SPON ADR     Common    000375204     2,925,956.50   111,550.00 SHR       X                              111550
Activision Inc.       Common    004930202     1,079,500.00    50,000.00 SHR       X                               50000
Airtran Holdings,
   Inc.               Common    00949P108    38,011,054.08 3,862,912.00 SHR       X                             3862912
Allegiant Travel
   Company            Common    01748X102    75,607,407.36 2,493,648.00 SHR       X                             2493648
Allot Communications
   Ltd                Common    M0845Q105     1,973,064.00   328,844.00 SHR       X                              328844
AmDocs Limited        Common    G02602103     1,859,500.00    50,000.00 SHR       X                               50000
AmerisourceBergen
   Corp               Common    03073E105    36,264,000.00   800,000.00 SHR       X                              800000
AMR Corp              Common    001765106    64,714,557.00 2,903,300.00 SHR       X                             2903300
Asia Pacific Wire &
   Cable Ltd          Common    G0535E106     3,271,388.15   635,221.00 SHR       X                              635221
ASML Holdings N.V.    Common    N07059111     3,286,000.00   100,000.00 SHR       X                              100000
Avis Budget Group,
   Inc.               Common    053774105     3,408,321.00   148,900.00 SHR       X                              148900
Aware, Inc. MASS      Common    05453N100       202,508.50    47,095.00 SHR       X                               47095
Bally Technologies
   Inc                Common    05874B107    41,995,179.00 1,185,300.00 SHR       X                             1185300
Bank of America Corp  Common    060505104    10,054,000.00   200,000.00 SHR       X                              200000
Bearingpoint, Inc.    Common    074002106     1,253,547.90   309,518.00 SHR       X                              309518
Blockbuster Inc.      Class A
                      Common    093679108    16,056,300.00 2,990,000.00 SHR       X                             2990000
Bluefly Inc           Common    096227103     1,486,024.54 1,632,994.00 SHR       X                             1632994
Boyd Gaming
   Corporation        Common    103304101     1,786,845.00    41,700.00 SHR       X                               41700
Cbeyond
   Communications,
   Inc.               Common    149847105     5,955,340.00   146,000.00 SHR       X                              146000
CKE Restaurants       Common    12561E105     9,726,000.00   600,000.00 SHR       X                              600000
Centillium Comm Inc.  Common    152319109       697,846.80   415,385.00 SHR       X                              415385
Charles Schwab
   Corporation        Common    808513105     2,160,000.00   100,000.00 SHR       X                              100000
Charter               Class A
   Communications     Common    16117M107       645,000.00   250,000.00 SHR       X                              250000
Citigroup Inc.        Common    172967101     5,180,370.00   111,000.00 SHR       X                              111000
Conexant Systems Inc  Common    207142100     3,831,414.00 3,192,845.00 SHR       X                             3192845
Continental Airlines  Class B
   Inc.               Common    210795308    56,531,738.32 1,717,246.00 SHR       X                             1717246
Corporate Executive
   Board              Common    21988R102     3,600,640.00    48,500.00 SHR       X                               48500
DDI Corp              Common    233162502     1,181,444.96   178,736.00 SHR       X                              178736

                                    FORM 13F

                                                                  (SEC USE ONLY)

                                                    Name of Reporting manager:
As of September 30, 2007                            PAR CAPITAL MANAGEMENT, INC.

                                                                                       ITEM 6:
                                                                                     INVESTMENT
                                                                                     DISCRETION
                                                                                 --------------------
                                                                                        (B)
                                                                                      SHARED-                         ITEM 8
                                                                  ITEM 5:               AS                       VOTING AUTHORITY
                                                                 SHARES OF            DEFINED          ITEM 7:       (SHARES)
                       ITEM 2:   ITEM 3:        ITEM 4:    ---------------------        IN      (C)   MANAGERS --------------------
      ITEM 1:          TITLE OF   CUSIP      FAIR MARKET   PRINCIPAL    SHR/PRN/ (A)   INSTR. SHARED-   SEE              (B)   (C)
   NAME OF ISSUER       CLASS     NUMBER         VALUE       AMOUNT     PUT/CALL SOLE    V     OTHER  INSTR. V (A) SOLE SHARED NONE
--------------------- --------- --------- ---------------- ------------ -------- ---- ------- ------- -------- -------- ------ ----
Delta Air Lines, Inc. Common    247361702    24,232,500.00 1,350,000.00 SHR       X                             1350000
E TRADE Group Inc.    Common    269246104    13,050,000.00 1,000,000.00 SHR       X                             1000000
Echostar              Class A
   Communications     Common    278762109    35,107,500.00   750,000.00 SHR       X                              750000
Emrise Corporation    Common    29246J101     1,016,834.60 1,105,255.00 SHR       X                             1105255
EMAK Worldwide Inc    Common    26861V104        68,365.50    51,000.00 SHR       X                               51000
Espeed Inc.           Common    296643109     8,766,204.23 1,027,691.00 SHR       X                             1027691
Expedia Inc.          Common    30212P105     4,636,276.52   145,429.00 SHR       X                              145429
ExpressJet Holdings   Class A
   Inc.               Common    30218U108    10,330,571.43 3,343,227.00 SHR       X                             3343227
Federal Natl Mtg Assn Common    313586109    18,243,000.00   300,000.00 SHR       X                              300000
Formfactor Inc.       Common    346375108    17,748,000.00   400,000.00 SHR       X                              400000
First Solar Inc.      Common    336433107     1,177,399.00    10,000.00 SHR       X                               10000
Google Inc            Common    38259P508    85,090,500.00   150,000.00 SHR       X                              150000
Helix Energy
   Solutions
   Group              Common    42330P107     2,123,000.00    50,000.00 SHR       X                               50000
IAC/InterActive Corp  Common    44919P300       741,750.00    25,000.00 SHR       X                               25000
I C Isaacs & Co Inc   Common    464192103     1,131,352.00 1,098,400.00 SHR       X                             1098400
Isle of Capri Casinos
   Inc                Common    464592104    29,175,000.00 1,500,000.00 SHR       X                             1500000
Intersil Corp         Class A
                      Common    46069S109     5,870,308.00   175,600.00 SHR       X                              175600
JetBlue Airways
   Corp               Common    477143101    37,238,261.54 4,038,857.00 SHR       X                             4038857
JP Morgan Chase & Co. Common    46625H100     2,749,200.00    60,000.00 SHR       X                               60000
KBR Inc.              Common    48242W106     1,124,330.00    29,000.00 SHR       X                               29000
LDK Solar Co Ltd      Sponsored
                      ADR       50183L107     1,722,500.00    25,000.00 SHR       X                               25000
Leadis Technology
   Inc.               Common    52171N103     2,639,050.30   753,799.00 SHR       X                              753799
Lodgenet
   Entertainment
   Corporation        Common    540211109    54,701,443.92 2,156,997.00 SHR       X                             2156997
Louisiana Bancorp
   Inc.               Common    54619P104     1,090,000.00   100,000.00 SHR       X                              100000
LSB Industries Inc.   Common    5021060104    4,738,608.60   200,364.00 SHR       X                              200364
Majesco Holdings Inc. Common    560690208       464,400.00   400,000.00 SHR       X                              400000
Marchex Inc.          Common    56624R108    28,530,000.00 3,000,000.00 SHR       X                             3000000
Marinemax Inc.        Common    567908108     6,457,360.00   443,500.00 SHR       X                              443500
Marvell Technology
   Group Ltd          Common    G5876H105     7,202,800.00   440,000.00 SHR       X                              440000
Mattson Technology
   Inc.               Common    577223100       216,250.00    25,000.00 SHR       X                               25000

                                    FORM 13F

                                                                  (SEC USE ONLY)

                                                    Name of Reporting manager:
As of September 30, 2007                            PAR CAPITAL MANAGEMENT, INC.

                                                                                       ITEM 6:
                                                                                     INVESTMENT
                                                                                     DISCRETION
                                                                                 --------------------
                                                                                        (B)
                                                                                      SHARED-                         ITEM 8
                                                                  ITEM 5:               AS                       VOTING AUTHORITY
                                                                 SHARES OF            DEFINED          ITEM 7:       (SHARES)
                       ITEM 2:   ITEM 3:        ITEM 4:    ---------------------        IN      (C)   MANAGERS --------------------
      ITEM 1:          TITLE OF   CUSIP      FAIR MARKET   PRINCIPAL    SHR/PRN/ (A)   INSTR. SHARED-   SEE              (B)   (C)
   NAME OF ISSUER       CLASS     NUMBER         VALUE       AMOUNT     PUT/CALL SOLE    V     OTHER  INSTR. V (A) SOLE SHARED NONE
--------------------- --------- --------- ---------------- ------------ -------- ---- ------- ------- -------- -------- ------ ----
Mediacom
   Communications     Class A
   Corp               Common    58446K105     3,376,245.00   478,900.00 SHR       X                              478900
Media Sciences Intl
   Inc                Common    58446X107       455,409.03    85,206.00 SHR       X                               85206
Meridian Resources
   Corp               Common    58977Q109     3,129,157.36 1,261,757.00 SHR       X                             1261757
Micron Technology
   Inc.               Common    595112103     5,550,000.00   500,000.00 SHR       X                              500000
Microsoft Corp        Common    594918104     1,473,000.00    50,000.00 SHR       X                               50000
Mitsubishi UFJ
   Financial
   Group              Common    606822104     3,746,408.00   412,600.00 SHR       X                              412600
Merrill Lynch & Co,
   Inc.               Common    590188108     5,524,200.00    77,500.00 SHR       X                               77500
Morgan Stanley        Common    617446448     1,782,900.00    28,300.00 SHR       X                               28300
Mosys Inc             Common    619718109     2,719,865.00   385,250.00 SHR       X                              385250
Movie Gallery Inc.    Common    624581104       637,625.00 1,250,000.00 SHR       X                             1250000
Multimedia Games Inc. Common    749938106    11,912,289.12 1,398,156.00 SHR       X                             1398156
Nasdaq Stock Market
   Inc.               Common    631103108     5,652,000.00   150,000.00 SHR       X                              150000
Net.bank Inc.         Common    640933107        30,600.00   500,000.00 SHR       X                              500000
Nintendo Co. LTD ADR  Common    654445303     9,748,725.00   150,000.00 SHR       X                              150000
NMS Communications
   Corp               Common    629248105     1,265,943.06 1,029,222.00 SHR       X                             1029222
Northwest Airlines
   Corp               Common    667280408    35,600,000.00 2,000,000.00 SHR       X                             2000000
Ohio Art Co           Common    677143109       470,812.50    40,500.00 SHR       X                               40500
Opentv Corp           Class A
                      Common    G67543101        99,900.00    67,500.00 SHR       X                               67500
Oracle Corp           Common    68389X105     4,330,000.00   200,000.00 SHR       X                              200000
Orbitz Worldwide,
   Inc.               Common    68557K109    19,033,811.00 1,685,900.00 SHR       X                             1685900
Peets Coffee & Tea
   Inc.               Common    705560100    13,955,000.00   500,000.00 SHR       X                              500000
Peoples United
   Financial Inc      Common    712704105     3,976,974.72   230,149.00 SHR       X                              230149
Penn National Gaming
   Inc.               Common    707569109    55,278,132.00   936,600.00 SHR       X                              936600
Pharmarica
   Corporation        Common    71714F104       808,544.64    54,192.00 SHR       X                               54192
Planetout Inc.        Common    727058109     3,036,957.35 2,391,305.00 SHR       X                             2391305
Pozen Inc.            Common    73941U102     6,987,542.10   631,785.00 SHR       X                              631785
Priceline Inc.        Common    741503403   224,963,677.50 2,534,802.00 SHR       X                             2534802
Pure Cycle Corp New   Common    746228303    23,086,067.59 2,620,439.00 SHR       X                             2620439
Qualcomm Inc.         Common    747525103     5,886,818.00   139,300.00 SHR       X                              139300
Quepasa Corp          Common    74833W206       711,859.28   174,904.00 SHR       X                              174904

                                    FORM 13F

                                                                  (SEC USE ONLY)

                                                    Name of Reporting manager:
As of September 30, 2007                            PAR CAPITAL MANAGEMENT, INC.

                                                                                       ITEM 6:
                                                                                     INVESTMENT
                                                                                     DISCRETION
                                                                                 --------------------
                                                                                        (B)
                                                                                      SHARED-                         ITEM 8
                                                                  ITEM 5:               AS                       VOTING AUTHORITY
                                                                 SHARES OF            DEFINED          ITEM 7:       (SHARES)
                       ITEM 2:   ITEM 3:        ITEM 4:    ---------------------        IN      (C)   MANAGERS --------------------
      ITEM 1:          TITLE OF   CUSIP      FAIR MARKET   PRINCIPAL    SHR/PRN/ (A)   INSTR. SHARED-   SEE              (B)   (C)
   NAME OF ISSUER       CLASS     NUMBER         VALUE       AMOUNT     PUT/CALL SOLE    V     OTHER  INSTR. V (A) SOLE SHARED NONE
--------------------- --------- --------- ---------------- ------------ -------- ---- ------- ------- -------- -------- ------ ----
Realnetworks, Inc.    Common    75605L104     4,328,887.62   638,479.00 SHR       X                              638479
Republic Airways
   Holdings Inc.      Common    760276105    13,078,169.73   617,769.00 SHR       X                              617769
SLM Corporation       Common    78442P106    22,450,840.00   452,000.00 SHR       X                              452000
Sandisk Corp          Common    80004C101     1,377,500.00    25,000.00 SHR       X                               25000
Scientific Learning
   Corp               Common    808760102     1,800,000.00   300,000.00 SHR       X                              300000
Solectron Corp        Common    852061100       126,360.00    32,400.00 SHR       X                               32400
Spectrum Control Inc. Common    847615101     1,159,200.00    80,000.00 SHR       X                               80000
Sprint Nextel
   Corporation        Common    852061100    10,260,000.00   540,000.00 SHR       X                              540000
Starent Networks Corp Common    85528P108     1,144,162.00    54,200.00 SHR       X                               54200
Sunair Electronics
   Inc                Common    867017105     1,597,325.80   550,802.00 SHR       X                              550802
Supertex Inc.         Common    868532102     7,976,000.00   200,000.00 SHR       X                              200000
Synaptics Inc.        Common    87157D109     2,005,920.00    42,000.00 SHR       X                               42000
Tejas Incorporated    Common    879077105       369,075.00   210,900.00 SHR       X                              210900
Terra Nova Financial
   Group, Inc.        Common    88102L204     3,080,000.00 2,200,000.00 SHR       X                             2200000
Tivo Inc.             Common    888706108    29,210,000.00 4,600,000.00 SHR       X                             4600000
TOPPS Co Inc.         Common    890786106       532,950.00    55,000.00 SHR       X                               55000
Trinity Industries,
   Inc.               Common    896522109     1,595,450.00    42,500.00 SHR       X                               42500
Trump Entertainment
   Resorts Inc.       Common    89816T103     9,997,500.00 1,550,000.00 SHR       X                             1550000
Tucows Inc.           Common    898697107     1,603,487.04 1,670,299.00 SHR       X                             1670299
UnitedHealth Group,
   Inc.               Common    91324P102    75,066,500.00 1,550,000.00 SHR       X                             1550000
Universal Health
   Services Inc.      Class B
                      Common    913903100    43,726,470.00   803,500.00 SHR       X                              803500
US Airways Group      Common    90341W108     7,047,731.25   268,485.00 SHR       X                              268485
Vaalco Energy Inc.    Common    91851C201     3,918,647.04   857,472.00 SHR       X                              857472
Vistacare Inc.        Class A
                      Common    92839Y109     1,993,849.80   304,870.00 SHR       X                              304870
Vonage Holdings Corp  Common    92886T201     9,824,243.00 9,538,100.00 SHR       X                             9538100
Web.com               Common    94732Q100    14,300,000.00 2,000,000.00 SHR       X                             2000000
Website Pros Inc      Common    94769V105     9,864,800.00   944,000.00 SHR       X                              944000
Webzen Inc.           Common
                      ADR       94846M102     1,219,011.63   280,239.00 SHR       X                              280239
Yahoo Inc.            Common    984332106     2,684,250.00   100,000.00 SHR       X                              100000
   Total Long
      Equities                            1,540,696,505.90